Capital lease commitments (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aggregated time bands [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	€ 9,842	€ 7,833	€ 6,375
Minimum finance lease payments payable, at present value	9,164	7,395	5,904
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	3,179	2,400	1,769
Minimum finance lease payments payable, at present value	3,034	2,287	1,682
Between two and three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	5,017	3,640	4,345
Minimum finance lease payments payable, at present value	4,643	3,503	3,968
Between four and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	1,361	1,206	261
Minimum finance lease payments payable, at present value	1,269	1,057	254
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	285	587	0
Minimum finance lease payments payable, at present value	218	548	0
Less finance charges [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future finance charge on finance lease	(678)	(438)	(471)
Present value of minimum lease payments [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable, at present value	€ 9,164	€ 7,395	€ 5,904